Management and Franchise Agreements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Management and Franchise Agreements (Details) [Line Items]
Owned Property Management Costs (in Dollars)	$ 7,094	$ 6,787	$ 6,507
Direct Operating Cost, Royalty Expense (in Dollars)	$ 8,823	$ 8,436	$ 8,007
Hilton Franchise Agreements [Member] | Minimum [Member]
Management and Franchise Agreements (Details) [Line Items]
Franchise Agreement, Initial Term	10 years
Hilton Franchise Agreements [Member] | Maximum [Member]
Management and Franchise Agreements (Details) [Line Items]
Franchise Agreement, Initial Term	20 years
Marriott Franchise Agreements [Member] | Minimum [Member]
Management and Franchise Agreements (Details) [Line Items]
Franchise Agreement, Initial Term	6 years
Marriott Franchise Agreements [Member] | Maximum [Member]
Management and Franchise Agreements (Details) [Line Items]
Franchise Agreement, Initial Term	20 years
Marriott [Member]
Management and Franchise Agreements (Details) [Line Items]
Number of Hotels Operated by Manager	3
Dimension [Member]
Management and Franchise Agreements (Details) [Line Items]
Number of Hotels Operated by Manager	12
Hilton [Member]
Management and Franchise Agreements (Details) [Line Items]
Number of Hotels Operated by Manager	2
Western [Member]
Management and Franchise Agreements (Details) [Line Items]
Number of Hotels Operated by Manager	7
LBA [Member]
Management and Franchise Agreements (Details) [Line Items]
Number of Hotels Operated by Manager	16
White [Member]
Management and Franchise Agreements (Details) [Line Items]
Number of Hotels Operated by Manager	3
Inn Ventures [Member]
Management and Franchise Agreements (Details) [Line Items]
Number of Hotels Operated by Manager	5
Minimum [Member]
Management and Franchise Agreements (Details) [Line Items]
Management Agreement Initial Term	1 year
Maximum [Member]
Management and Franchise Agreements (Details) [Line Items]
Management Agreement Initial Term	20 years